May 1, 2013

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: The Guardian Separate Account N – Registration Statement on Form N-6 for Variable Universal Life with Indexed Option (File Nos. 811-09725; 333-____________)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is the Registration Statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-_______).

The Registration Statement is being filed in reliance on Rule 6e-3(T) under the Investment Company Act of 1940, as amended (the “1940 Act”).

Please note that the Registration Statement does not include completed illustrations and certain examples have not yet been fleshed out. These items, along with financial statements, certain additional updating information and any exhibits not included herewith, will be included in a pre-effective amendment to this Registration Statement.

We are seeking an effective date in July 2013.

Any questions or comments regarding this Registration Statement should be directed to the undersigned at 212-598-7469 or via facsimile transmission or e-mail as set forth below.

Sincerely,

Sheri L. Kocen

Senior Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

(212) 598-7469

(212) 919-2691 (fax)

sheri_kocen@glic.com